UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS

(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-259-2655

Date of fiscal year end: May 31

Date of reporting period: December 1, 2013-February 28, 2014

Item 1 – Schedule of Investments.

THE ARBITRAGE FUND

Portfolio of Investments

February 28, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS - 80.43%
Aerospace & Defense - 0.00% (a)
Allied Defense Group, Inc.(b)(c)(d)	398,319	$20,713

Apparel - 1.04%
Jones Group, Inc.(e)	1,816,543	27,139,152

Auto Manufacturers - 0.73%
Scania AB, Class B	619,205	19,025,272

Banks - 9.13%
CapitalSource, Inc.(e)	9,598,055	141,091,408
Sterling Financial Corp.(e)	3,072,125	97,294,199

		238,385,607

Beverages - 5.08%
Beam, Inc.(e)(f)	1,598,918	132,646,237

Building Materials - 0.65%
Martin Marietta Materials, Inc.	139,637	17,032,921

Chemicals - 2.75%
AZ Electronic Materials SA	10,732,456	71,779,747

Computers - 1.14%
Riverbed Technology, Inc.(b)(f)	296,900	6,614,932
Xyratex Ltd.	1,756,677	23,170,570

		29,785,502

Cosmetics & Personal Care - 1.03%
Magic Holdings International Ltd.	33,480,323	26,877,272

Electric - 3.75%
UNS Energy Corp.	1,619,518	97,997,034

Engineering & Construction - 3.37%
Foster Wheeler AG(b)(e)(f)	2,740,898	88,037,644

Healthcare - Products - 0.90%
ArthroCare Corp.(b)(e)(f)	488,026	23,547,254

Healthcare - Services - 1.96%
Emeritus Corp.(b)	1,620,066	51,080,681

Home Furnishings - 0.40%
Poltrona Frau SpA(b)	2,601,008	10,540,746

Internet - 0.24%
Coastal Contacts, Inc.(b)	550,892	6,208,916

Media - 5.93%
Sirius XM Holdings, Inc.(b)(f)	18,355,879	66,264,723
Time Warner Cable, Inc.(e)(f)	631,311	88,604,499

		154,869,222

	Shares	Value

COMMON STOCKS - 80.43% (Continued)
Mining - 0.66%
AMCOL International Corp.(f)	127,199	$5,645,091
Flinders Mines Ltd.(b)	23,177,676	661,841
Yancoal Australia Ltd., CVR(b)	4,101,995	10,981,212

		17,288,144

Oil & Gas - 0.75%
Aurora Oil & Gas Ltd.(b)	5,209,058	19,429,846

Pharmaceuticals - 13.53%
Algeta ASA	1,693,588	102,145,761
Cadence Pharmaceuticals, Inc.(b)(e)(f)	2,343,452	32,784,894
Forest Laboratories, Inc.(b)	936,767	91,400,356
Paladin Labs, Inc.(b)	950,515	127,044,360

		353,375,371

Real Estate Investment Trusts - 5.80%
BRE Properties, Inc.(e)	2,451,803	151,447,871

Retail - 5.78%
Jos. A. Bank Clothiers, Inc.(b)(f)	31,500	1,955,520
Men’s Wearhouse, Inc.(f)	107,400	5,777,046
Office Depot, Inc.(b)	385,000	1,898,050
Shoppers Drug Mart Corp.(e)	2,316,273	126,136,785
Zale Corp.(b)(f)	697,837	15,163,998

		150,931,399

Savings & Loans - 2.64%
Hudson City Bancorp, Inc.(e)	7,259,231	68,962,695

Semiconductors - 7.45%
ATMI, Inc.(b)(e)(f)	788,461	26,815,559
LSI Corp.(e)	8,399,389	93,149,224
Supertex, Inc.(b)(e)(f)	703,775	23,175,311
Tokyo Electron Ltd.	758,480	43,539,748
TriQuint Semiconductor, Inc.(b)(f)	637,790	7,806,549

		194,486,391

Software - 3.55%
Accelrys, Inc.(b)(e)(f)	2,559,284	31,939,864
Unit4 N.V.(b)	1,137,583	60,617,811

		92,557,675

Telecommunications - 1.80%
Leap Wireless International, Inc.(b)(e)	1,719,205	30,120,472
Ziggo N.V.	366,583	16,773,722

		46,894,194

Toys, Games & Hobbies - 0.31%
MEGA Brands, Inc.(b)	504,084	8,066,801

Transportation - 0.06%
Pacer International, Inc.(b)	186,297	1,671,084

TOTAL COMMON STOCKS (Cost $2,013,236,058)		2,100,085,391

	Shares	Value

LIMITED PARTNERSHIPS - 2.23%
Investment Companies - 2.23%
KKR Financial Holdings LLC	4,760,607	$58,174,617

TOTAL LIMITED PARTNERSHIPS (Cost $59,309,177)		58,174,617

RIGHTS - 0.08%
BMC Software, Inc., CVR(b)(c)(d)	4,637,757	395,137
Cubist Pharmaceuticals, Inc., CPR(b)(c)(d)	119,343	43,059
Cubist Pharmaceuticals, Inc., CVR(b)	2,240,192	1,635,340
Trius Therapeutics, CVR(b)(c)(d)	1,034,403	156,091

TOTAL RIGHTS (Cost $4,978,827)		2,229,627

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (b)- 0.04%
Call Options Purchased - 0.03%
Liberty Media Corp., Class A	04/2014	$130.00	819	$724,815

TOTAL CALL OPTIONS PURCHASED (Cost $461,386)				724,815

Put Options Purchased - 0.01%
Brookdale Senior Living, Inc.	03/2014	30.00	192	2,400
Jos. A. Bank Clothiers, Inc.	03/2014	55.00	279	13,950
Men’s Wearhouse, Inc.:
	03/2014	49.00	611	70,265
	03/2014	50.00	463	65,977
Riverbed Technology, Inc.:
	03/2014	18.00	432	1,080
	03/2014	19.00	2,537	6,343
SPDR® S&P 500® ETF Trust	03/2014	175.00	600	17,100
Time Warner Cable, Inc.	04/2014	130.00	177	16,815
TriQuint Semiconductor, Inc.	05/2014	10.00	2,160	54,000
XPO Logistics, Inc.	03/2014	25.00	204	2,040

TOTAL PUT OPTIONS PURCHASED (Cost $549,673)				249,970

TOTAL PURCHASED OPTIONS (Cost $1,011,059)				974,785

	Yield	Shares	Value

SHORT-TERM INVESTMENTS - 17.49%
Money Market Fund
State Street Institutional Liquid Reserves Fund(g)	0.074%	456,675,061	$456,675,061

TOTAL SHORT-TERM INVESTMENTS (Cost $456,675,061)			456,675,061

Total Investments - 100.27% (Cost $2,535,210,182)	$2,618,139,481

Liabilities in Excess of Other Assets - (0.27%)	(6,978,153)

NET ASSETS - 100.00%	$2,611,161,328

(a)	Less than 0.005% of Net Assets.
(b)	Non-income-producing security.
(c)	Security considered illiquid. On February 28, 2014, the total market value of these securities was $615,000, representing 0.02% of net assets.
(d)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2014, the total market value of these securities was $615,000 representing 0.02% of net assets.
(e)

Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $803,934,770, representing 30.79% of net assets.

(f)	Underlying security for a written/purchased call/put option.
(g)	Rate shown is the 7-day effective yield as of February 28, 2014.

Securities determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets

05/20/2010-12/24/2013	Allied Defense Group, Inc.	$20,354	$20,713	0.00%
09/10/2013	BMC Software, Inc., CVR	0	395,137	0.01
12/12/2011	Cubist Pharmaceuticals, Inc., CPR	0	43,059	0.00
09/12/2013	Truis Therapeutics, CVR	0	156,091	0.01

			$615,000	0.02%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS - (34.15%)
Banks - (10.74%)
M&T Bank Corp.	(609,910)	$(71,109,407)
PacWest Bancorp	(2,723,596)	(118,204,066)
Umpqua Holdings Corp.	(5,133,511)	(91,222,491)

		(280,535,964)

Beverages - (0.01%)
Beam, Inc.	(1,300)	(107,848)

Building Materials - (0.76%)
Martin Marietta Materials, Inc.	(22,600)	(2,756,748)
Texas Industries, Inc.	(199,881)	(16,969,897)

		(19,726,645)

Food - (2.18%)
Loblaw Cos. Ltd.	(1,381,657)	(57,010,664)

Healthcare - Services - (1.54%)
Brookdale Senior Living, Inc.	(1,200,800)	(40,274,832)

Media - (3.74%)
Comcast Corp., Class A	(1,345,830)	(69,565,953)
Liberty Global, Inc. Plc, Class A	(83,654)	(7,240,254)
Liberty Global, Inc. Plc, Series C	(61,366)	(5,195,245)
Liberty Media Corp., Class A	(114,238)	(15,668,884)

		(97,670,336)

Oil & Gas Services - (1.60%)
AMEC Plc	(2,218,346)	(41,716,108)

Pharmaceuticals - (6.75%)
Actavis Plc	(227,175)	(50,164,783)
Cadence Pharmaceuticals, Inc.	(3,300)	(46,167)
Endo Health Solutions, Inc.	(1,552,186)	(123,895,487)
Knight Therapeutics, Inc.	(949,784)	(2,144,369)

		(176,250,806)

Real Estate Investment Trusts - (4.66%)
Essex Property Trust, Inc.	(727,979)	(121,754,488)

Retail - (0.15%)
Jos. A. Bank Clothiers, Inc.	(31,500)	(1,955,520)
Office Depot, Inc.	(385,000)	(1,898,050)

		(3,853,570)

Semiconductors - (1.83%)
Applied Materials, Inc.	(2,525,227)	(47,878,304)

Telecommunications - (0.19%)
RF Micro Devices, Inc.	(706,298)	(5,000,590)

TOTAL COMMON STOCKS (Proceeds $823,408,263)		(891,780,155)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

EXCHANGE-TRADED FUNDS - (0.32%)
Equity Fund - (0.32%)
SPDR® S&P 500® ETF Trust	(44,541)	$(8,297,988)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $7,108,455)		(8,297,988)

LIMITED PARTNERSHIPS - (1.94%)
Private Equity - (1.94%)
KKR & Co. LP	(2,094,996)	(50,573,204)

TOTAL LIMITED PARTNERSHIPS (Proceeds $52,098,619)		(50,573,204)

TOTAL SECURITIES SOLD SHORT (Proceeds $882,615,337)		(950,651,347)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
Accelrys, Inc.:
	03/2014	$12.50	(94)	$(235)
	04/2014	12.50	(748)	(1,870)
	07/2014	12.50	(13,270)	(33,175)
Actavis Plc:
	03/2014	190.00	(118)	(364,030)
	03/2014	195.00	(356)	(922,040)
	03/2014	200.00	(62)	(133,920)
	03/2014	205.00	(146)	(247,470)
	03/2014	210.00	(146)	(189,070)
AMCOL International Corp.	03/2014	45.00	(336)	(27,720)
Applied Materials, Inc.:
	03/2014	18.00	(2,236)	(249,314)
	03/2014	19.00	(2,057)	(90,508)
ArthroCare Corp.:
	03/2014	50.00	(2,971)	(44,565)
	04/2014	50.00	(551)	(17,907)
ATMI, Inc.	03/2014	35.00	(387)	(8,707)
Beam, Inc.	03/2014	85.00	(7,612)	(19,030)
Brookdale Senior Living, Inc.:
	03/2014	30.00	(914)	(319,900)
	03/2014	32.50	(1,179)	(170,955)
	04/2014	30.00	(2,229)	(858,165)
Cadence Pharmaceuticals, Inc.:
	03/2014	14.00	(2,143)	(5,358)
	05/2014	14.00	(3,357)	(8,392)
Comcast Corp., Class A:
	03/2014	51.50	(446)	(27,429)
	03/2014	52.00	(218)	(7,957)
Foster Wheeler AG	03/2014	31.00	(2,755)	(342,997)
Given Imaging Ltd.	05/2014	30.00	(1,323)	0

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options (Continued)
KKR & Co. LP:
	03/2014	$22.00	(87)	$(18,053)
	03/2014	23.00	(3,235)	(388,200)
Liberty Media Corp., Class A:
	03/2014	140.00	(361)	(46,930)
	04/2014	140.00	(458)	(127,095)
Men’s Wearhouse, Inc.	03/2014	50.00	(1,074)	(542,370)
Riverbed Technology, Inc.:
	03/2014	20.00	(498)	(125,745)
	03/2014	21.00	(2,236)	(352,170)
	03/2014	22.00	(235)	(30,903)
Sirius XM Holdings, Inc.	06/2014	4.50	(35)	(88)
Supertex, Inc.	06/2014	35.00	(48)	(720)
TriQuint Semiconductor, Inc.:
	03/2014	12.00	(1,796)	(107,760)
	04/2014	12.00	(364)	(28,210)
XPO Logistics, Inc.	03/2014	30.00	(204)	(39,270)
Zale Corp.:
	03/2014	20.00	(67)	(11,223)
	05/2014	20.00	(714)	(130,305)

TOTAL WRITTEN CALL OPTIONS (Premiums received $ 3,925,898)				(6,039,756)

Written Put Options
Accelrys, Inc.	03/2014	12.50	(92)	(230)
Applied Materials, Inc.	03/2014	18.00	(321)	(4,494)
Beam, Inc.	03/2014	80.00	(1,874)	(14,055)
Jos. A. Bank Clothiers, Inc.	03/2014	55.00	(279)	(13,950)
Liberty Media Corp., Class A	03/2014	130.00	(819)	(53,235)
SPDR® S&P 500® ETF Trust	03/2014	165.00	(600)	(5,700)
Texas Industries, Inc.:
	03/2014	80.00	(50)	(3,125)
	03/2014	85.00	(276)	(54,510)
Zale Corp.:
	03/2014	20.00	(58)	(145)
	05/2014	20.00	(714)	(7,140)

TOTAL WRITTEN PUT OPTIONS (Premiums received $ 619,320)				(156,584)

TOTAL WRITTEN OPTIONS (Premiums received $ 4,545,218)				$(6,196,340)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation

Goldman, Sachs & Co.	Yancoal Australia Rights Ltd.	1 Month-BBSW-REUTERS plus 0.50 bps	05/7/2014 - 06/17/2014	$11,700,545	$118,187
Goldman, Sachs & Co.	Yanzhou Coal Mining	1 Month-HIBOR-REUTERS minus 2.5 bps - 2.75 bps	05/30/2014 - 06/13/2014	(330,329)	15,272
UBS	Yancoal Australia Rights Ltd.	1 Month-BBSW-REUTERS plus 0.55 bps	Monthly Reset	16,997,091	171,688

				$28,367,307	$305,147

Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

Goldman, Sachs & Co.	Yancoal Australia Ltd.	1 Month-BBSW-REUTERS plus 0.50 bps	06/11/2014 - 06/20/2014	$737,484	$(10,535)
UBS	Yancoal Australia Ltd.	1 Month-BBSW-REUTERS plus 0.55 bps	Monthly Reset	2,791,712	(39,882)

				$3,529,196	$(50,417)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation

AUD	7,486,000	Purchase	03/17/2014	6,672,284	$67,635
AUD	22,484,200	Sale	03/17/2014	20,040,204	25,382
CAD	61,760,000	Purchase	03/17/2014	55,752,199	7,699
CAD	161,568,316	Sale	03/17/2014	145,851,504	4,731,524
CHF	9,560,000	Purchase	03/17/2014	10,871,143	117,596
EUR	1,970,000	Purchase	03/17/2014	2,719,170	30,519
GBP	75,260,000	Purchase	03/17/2014	126,010,110	1,606,859
HKD	300,000	Purchase	03/17/2014	38,659	15
HKD	209,990,000	Sale	03/17/2014	27,059,716	25,017
JPY	1,336,770,000	Purchase	03/17/2014	13,136,377	222,187
SEK	8,182,000	Sale	03/17/2014	1,275,740	426

					$6,834,859

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation

AUD	49,550,000	Purchase	03/17/2014	44,163,995	$(507,558)
AUD	68,915,613	Sale	03/17/2014	61,424,596	(251,800)
CAD	37,270,000	Purchase	03/17/2014	33,644,502	(31,008)
CAD	15,130,000	Sale	03/17/2014	13,658,205	(76,524)
CHF	9,560,000	Sale	03/17/2014	10,871,143	(111,424)
EUR	56,123,198	Sale	03/17/2014	77,466,264	(509,333)
GBP	93,272,000	Sale	03/17/2014	156,168,150	(3,391,189)
HKD	1,260,000	Purchase	03/17/2014	162,366	(147)
HKD	180,000	Sale	03/17/2014	23,195	(18)
JPY	1,336,770,000	Sale	03/17/2014	13,136,377	(180,640)
NOK	609,350,000	Sale	03/17/2014	101,458,684	(2,270,403)
SEK	113,322,000	Sale	03/17/2014	17,669,205	(265,801)

					$(7,595,845)

Country	% of Net Assets

Canada	10.24%
Norway	3.91%
Netherlands	2.97%
Luxembourg	2.75%
Japan	1.67%
Australia	1.19%
Cayman Islands	1.03%
Bermuda	0.89%
Sweden	0.73%
Italy	0.40%
United States	74.49%
Liabilities in Excess of Other Assets	(0.27)%

100.00%

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e.,

         owned by shareholders

ASA - Allmennaksjeselskap is the Norwegian term for public limited company

AUD - Australian Dollar

BBSW - Australian Bank Bill Swap Reference Rate

bps - Basis Points

CAD - Canadian Dollar

CHF - Swiss Franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British Pound

HIBOR - Hong Kong Interbank Offer Rate

HKD - Hong Kong Dollar

JPY - Japanese Yen

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian Kronor

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

Plc - Public Limited Liability

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company

SEK - Swedish Kronor

S&P - Standard & Poor’s

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Portfolio of Investments.

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Aerospace & Defense	$–	$–	$20,713	$20,713
Apparel	27,139,152	–	–	27,139,152
Auto Manufacturers	19,025,272	–	–	19,025,272
Banks	238,385,607	–	–	238,385,607
Beverages	132,646,237	–	–	132,646,237
Building Materials	17,032,921	–	–	17,032,921
Chemicals	71,779,747	–	–	71,779,747
Computers	29,785,502	–	–	29,785,502
Cosmetics & Personal Care	26,877,272	–	–	26,877,272
Electric	97,997,034	–	–	97,997,034
Engineering & Construction	88,037,644	–	–	88,037,644
Healthcare - Products	23,547,254	–	–	23,547,254
Healthcare - Services	51,080,681	–	–	51,080,681
Home Furnishings	10,540,746	–	–	10,540,746
Internet	6,208,916	–	–	6,208,916
Media	154,869,222	–	–	154,869,222
Mining	6,306,932	10,981,212	–	17,288,144
Oil & Gas	19,429,846	–	–	19,429,846
Pharmaceuticals	124,185,250	229,190,121	–	353,375,371
Real Estate Investment Trusts	151,447,871	–	–	151,447,871
Retail	150,931,399	–	–	150,931,399
Savings & Loans	68,962,695	–	–	68,962,695
Semiconductors	194,486,391	–	–	194,486,391
Software	92,557,675	–	–	92,557,675
Telecommunications	46,894,194	–	–	46,894,194
Toys, Games & Hobbies	8,066,801	–	–	8,066,801
Transportation	1,671,084	–	–	1,671,084
Limited Partnerships	58,174,617	–	–	58,174,617
Rights	1,635,340	–	594,287	2,229,627
Purchased Options	974,785	–	–	974,785
Short-Term Investments	456,675,061	–	–	456,675,061

TOTAL	$2,377,353,148	$240,171,333	$615,000	$2,618,139,481

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$6,834,859	$–	$6,834,859
Equity Swaps	305,147	–	–	305,147
Liabilities
Common Stocks**	(889,635,786)	–	(2,144,369)	(891,780,155)
Exchange-Traded Funds	(8,297,988)	–	–	(8,297,988)
Limited Partnerships	(50,573,203)	–	–	(50,573,203)
Written Options	(6,196,340)	–	–	(6,196,340)
Forward Foreign Currency Exchange Contracts	–	(7,595,845)	–	(7,595,845)
Equity Swaps	(50,417)	–	–	(50,417)

TOTAL	$(954,448,587)	$(760,986)	$(2,144,369)	$(957,353,942)

*	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2014:

Investments in Securities	Balance as of May 31, 2013	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of February 28, 2014	Net change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments held at February 28, 2014

Common Stocks	$796,638	$501,769	$757,715	$-	$(2,035,409)	$-	$-	$20,713	$757,715
Rights	0	-	594,287	-	-	-	-	$594,287	594,287

Total	$796,638	$501,769	$1,352,002	$-	$(2,035,409)	$-	$-	$615,000	$1,352,002

Other Financial Instruments	Balance as of May 31, 2013	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of February 28, 2014	Net change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments held at February 28, 2014

Common Stocks	$-	$-	$(168,313)	$(1,976,056)	$-	$-	$-	$(2,144,369)	$(168,313)

Total	$-	$-	$(168,313)	$(1,976,056)	$-	$-	$-	$(2,144,369)	$(168,313)

THE ARBITRAGE EVENT-DRIVEN FUND

Portfolio of Investments

February 28, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS - 64.98%
Aerospace & Defense - 0.00% (a)
Allied Defense Group, Inc.(b)(c)(d)	5,000	$260

Airlines - 1.28%
American Airlines Group, Inc.(b)	127,365	4,703,590

Apparel - 0.32%
Jones Group, Inc.	79,688	1,190,539

Auto Manufacturers - 1.26%
General Motors Co.(b)(e)(f)	91,524	3,313,169
Scania AB, Class B	42,813	1,315,443

		4,628,612

Banks - 4.72%
CapitalSource, Inc.(e)	768,809	11,301,492
Sterling Financial Corp.(e)	193,598	6,131,249

		17,432,741

Beverages - 5.24%
Beam, Inc.(e)(f)	233,066	19,335,155

Building Materials - 0.04%
Louisiana-Pacific Corp.(b)	7,333	137,787

Chemicals - 1.47%
AZ Electronic Materials SA	811,865	5,429,835

Coal - 0.84%
CONSOL Energy, Inc.(f)	38,786	1,555,319
Peabody Energy Corp.	45,463	798,330
Walter Energy, Inc.(f)	70,203	757,490

		3,111,139

Computers - 0.43%
Xyratex Ltd.	119,616	1,577,735

Diversified Financial Services - 0.66%
Outerwall, Inc.(b)(e)	34,207	2,419,461

Electric - 4.42%
NRG Energy, Inc.(e)(f)	126,486	3,676,948
UNS Energy Corp.(e)	208,882	12,639,450

		16,316,398

Engineering & Construction - 1.00%
Foster Wheeler AG(b)(f)	114,850	3,688,982

Gas - 0.14%
Envestra Ltd.	457,944	516,936

Healthcare - Products - 0.25%
ArthroCare Corp.(b)(f)	18,327	884,278

	Shares	Value

COMMON STOCKS - 64.98% (Continued)
Healthcare - Products - 0.25% (Continued)
Patient Safety Technologies, Inc.(b)	23,816	$52,633

		936,911

Insurance - 2.49%
Assured Guaranty Ltd.(e)(f)	187,848	4,611,668
Genworth Financial, Inc., Class A(b)(e)	295,413	4,590,718

		9,202,386

Internet - 0.50%
TIBCO Software, Inc.(b)	84,751	1,846,724

Iron & Steel - 0.29%
Material Sciences Corp.(b)	85,120	1,081,875

Machinery - Diversified - 0.74%
MAN SE	1,064	137,318
Manitowoc Co., Inc.(f)	83,855	2,594,474

		2,731,792

Media - 7.24%
Charter Communications, Inc., Class A(b)	40,754	5,166,385
Sirius XM Holdings, Inc.(b)(e)(f)	2,444,350	8,824,103
Time Warner Cable, Inc.(f)	90,689	12,728,201

		26,718,689

Mining - 0.70%
Augusta Resource Corp.(b)	137,893	430,877
Nevada Copper Corp.(b)	6,725	8,867
Osisko Mining Corp.(b)	165,833	1,055,832
Stillwater Mining Co.(b)	73,274	992,130
Yancoal Australia Ltd., CVR(b)	31,533	84,415

		2,572,121

Miscellaneous Manufacturing - 1.23%
Ingersoll-Rand Plc(e)(f)	74,397	4,548,633

Oil & Gas - 1.60%
Aurora Oil & Gas Ltd.(b)	589,976	2,200,617
Ithaca Energy, Inc.(b)	231,820	575,729
Noble Corp. Plc(e)(f)	42,898	1,331,983
Talisman Energy, Inc.(f)	154,721	1,595,174
TORC Oil & Gas Ltd.	20,138	192,960

		5,896,463

Oil & Gas Services - 1.28%
Cameron International Corp.(b)(f)	8,150	522,089
Oil States International, Inc.(b)(f)	44,394	4,213,879

		4,735,968

Pharmaceuticals - 8.08%
Algeta ASA	111,467	6,722,935
Celesio AG	31,595	1,115,559
Forest Laboratories, Inc.(b)	107,345	10,473,651
McKesson Corp.(e)	36,397	6,444,089
Paladin Labs, Inc.(b)	37,812	5,053,893

		29,810,127

	Shares	Value

COMMON STOCKS - 64.98% (Continued)
Real Estate - 0.56%
Deutsche Wohnen AG(b)	100,692	$2,071,574

Real Estate Investment Trusts - 2.24%
BRE Properties, Inc.	133,936	8,273,227

Retail - 5.24%
Aeropostale, Inc.(b)(f)	100,313	736,297
Jos. A. Bank Clothiers, Inc.(b)(f)	1,900	117,952
Men’s Wearhouse, Inc.(f)	6,600	355,014
Office Depot, Inc.(b)	28,500	140,505
Shoppers Drug Mart Corp.	292,786	15,944,185
Zale Corp.(b)(f)	93,814	2,038,578

		19,332,531

Savings & Loans - 0.95%
Hudson City Bancorp, Inc.(e)	369,164	3,507,058

Semiconductors - 4.30%
ATMI, Inc.(b)(f)	35,405	1,204,124
Entegris, Inc.(b)	26,608	320,626
LSI Corp.(e)	951,534	10,552,512
Tokyo Electron Ltd.	65,720	3,772,588

		15,849,850

Software - 1.91%
Accelrys, Inc.(b)(e)(f)	274,027	3,419,857
Unit4 N.V.(b)	68,079	3,627,691

		7,047,548

Telecommunications - 2.88%
Juniper Networks, Inc.(b)(f)	97,737	2,613,487
Leap Wireless International, Inc.(b)(e)	81,078	1,420,487
Verizon Communications, Inc.(e)	130,367	6,202,862
Ziggo N.V.	8,390	383,901

		10,620,737

Transportation - 0.68%
Vitran Corp., Inc(b)(e)	384,696	2,496,677

TOTAL COMMON STOCKS (Cost $232,483,544)		239,770,061

LIMITED PARTNERSHIPS - 0.23%
Investment Companies - 0.23%
KKR Financial Holdings LLC	70,514	861,681

TOTAL LIMITED PARTNERSHIPS (Cost $851,131)		861,681

PREFERRED STOCKS - 0.38%
Banks - 0.09%
GMAC Capital Trust I, Series 2, 8.125%(g)	12,067	327,619

Financial Services - 0.07%
Citigroup Capital IX, 6.000%	10,617	266,593

			Shares	Value

PREFERRED STOCKS - 0.38% (Continued)
Real Estate Investment Trusts - 0.22%
American Realty Capital Properties, Inc., Series F, 6.700%			36,330	$818,515

TOTAL PREFERRED STOCKS (Cost $1,331,779)				1,412,727

RIGHTS - 0.03%
BMC Software, Inc., CVR(b)(c)(d)			49,764	4,240
Cubist Pharmaceuticals, Inc., CPR(b)(c)(d)			34,500	12,447
Cubist Pharmaceuticals, Inc., CVR(b)			121,577	88,751
Trius Therapeutics, CVR(b)(c)(d)			103,378	15,600

TOTAL RIGHTS (Cost $268,760)				121,038

	Maturity Date	Rate	Principal Amount	Value

BANK LOANS - 4.79%
Chesapeake Energy Co.(g)	12/02/2017	5.750%	$3,440,000	$3,522,938
FairPoint Communications, Inc.(g)	02/14/2019	7.500%	2,693,216	2,775,130
Station Casinos(g)	03/01/2020	5.000%	2,593,467	2,602,376
Vantage Drilling Co.(g)	03/28/2019	5.750%	5,918,656	6,007,436
Zayo Bandwidth LLC(b)(g)	06/14/2019	4.000%	2,763,092	2,773,772

TOTAL BANK LOANS (Cost $17,710,119)				17,681,652

CORPORATE BONDS - 19.87%
Banks - 0.78%
Wells Fargo Capital X	12/15/2036	5.950%	2,867,000	2,882,204

Building Materials - 1.82%
Texas Industries, Inc.	08/15/2020	9.250%	5,786,000	6,711,760

Chemicals - 0.11%
NOVA Chemicals Corp.	11/01/2019	8.625%	385,000	419,169

Commercial Services - 0.12%
United Rentals North America, Inc.	09/15/2020	8.375%	407,000	455,840

Diversified Financial Services - 1.03%
ROC Finance LLC(h)	09/01/2018	12.125%	3,653,000	3,817,385

Electrical Components & Equipment - 0.13%
Coleman Cable, Inc.	02/15/2018	9.000%	466,000	488,135

Energy - Alternate Sources - 0.35%
First Wind Capital LLC(h)	06/01/2018	10.250%	1,181,000	1,290,243

Financial Services - 0.07%
Marina District Finance Co., Inc.	08/15/2018	9.875%	245,000	263,681

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 19.87% (Continued)
Food - 1.66%
US Foods, Inc.	06/30/2019	8.500%	$5,662,000	$6,136,193

Healthcare - Products - 2.29%
Accellent, Inc.
	02/01/2017	8.375%	1,834,000	1,916,530
	11/01/2017	10.000%	5,519,000	5,953,621
Alere, Inc.	10/01/2018	8.625%	537,000	577,275

				8,447,426

Household Products & Wares - 0.52%
American Achievement Corp.(h)	04/15/2016	10.875%	1,805,000	1,904,275

Insurance - 1.71%
Ambac Assurance Corp.(e)(h)	06/07/2020	5.100%	3,747,000	3,643,957
Syncora Holdings Ltd., Perpetual Maturity(g)(i)
	07/15/2014	5.000%	1,122,292	802,439
	09/29/2049	6.880%	2,724,000	1,865,940

				6,312,336

Media - 3.67%
Allbritton Communications Co.(e)	05/15/2018	8.000%	2,745,000	2,885,818
CCO Holdings LLC/CCO Holdings Capital Corp.	01/15/2019	7.000%	2,111,000	2,235,021
Entercom Radio LLC	12/01/2019	10.500%	411,000	473,678
Reader’s Digest Association, Inc.(d)(g)(j)	02/15/2017	9.500%	274,000	109,600
Univision Communications, Inc.(h)	05/15/2021	8.500%	3,535,000	3,928,269
Videotron Ltd.(e)	04/15/2018	9.125%	2,763,000	2,873,520
YPG Financing, Inc.(h)	11/30/2018	9.250%	1,115,902	1,048,079

				13,553,985

Oil & Gas - 2.98%
Aurora USA Oil & Gas, Inc.(h)	02/15/2017	9.875%	4,339,000	4,816,290
Chaparral Energy, Inc.	09/01/2021	8.250%	621,000	679,995
Endeavour International Corp.
	03/01/2018	12.000%	2,198,000	2,143,050
	06/01/2018	12.000%	1,570,000	1,334,500
Newfield Exploration Co.	05/15/2018	7.125%	1,507,000	1,563,513
Southern Pacific Resource Corp.(h)	01/25/2018	8.750%	774,000	475,318

				11,012,666

Oil & Gas Services - 0.79%
Oil States International, Inc.(e)(f)
	06/01/2019	6.500%	359,000	379,642
	01/15/2023	5.125%	2,241,000	2,518,324

				2,897,966

Packaging & Containers - 0.22%
ARD Finance SA, PIK(h)	06/01/2018	11.125%	304,215	333,496
Packaging Dynamics Corp.(h)	02/01/2016	8.750%	457,000	468,996

				802,492

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 19.87% (Continued)
Pharmaceuticals - 0.01%
Savient Pharmaceuticals, Inc.(d)(h)(j)(k)	05/09/2019	3.000%	$1,157,000	$29,862

Pipelines - 0.17%
Copano Energy LLC/Copano Energy Finance Corp.	04/01/2021	7.125%	536,000	610,983

Retail - 0.07%
Brown Shoe Co., Inc.	05/15/2019	7.125%	252,000	267,120

Semiconductors - 0.08%
Freescale Semiconductor, Inc.	08/01/2020	10.750%	250,000	290,625

Telecommunications - 0.95%
Cincinnati Bell, Inc.	03/15/2018	8.750%	773,000	808,751
Nortel Networks Ltd.(j)	07/15/2016	10.750%	301,000	358,190
Sprint Communications, Inc.	04/15/2022	9.250%	226,000	273,460
Windstream Corp.	09/01/2018	8.125%	1,934,000	2,064,545

				3,504,946

Trucking & Leasing - 0.34%
Maxim Crane Works LP/Maxim Finance Corp.(h)	04/15/2015	12.250%	1,234,000	1,246,957

TOTAL CORPORATE BONDS (Cost $73,819,529)				73,346,249

CONVERTIBLE CORPORATE BONDS - 2.56%
Auto Parts & Equipment - 0.56%
Meritor, Inc.	03/01/2026	7.875%	1,351,000	2,079,696

Iron & Steel - 0.12%
United States Steel Corp.	05/15/2014	4.000%	440,000	441,925

Lodging - 0.52%
Morgans Hotel Group Co.	10/15/2014	2.375%	1,927,000	1,900,504

Media - 0.01%
YPG Financing, Inc., PIK(d)	11/30/2022	8.000%	17,710	20,792

Mining - 0.35%
Brigus Gold Corp.	03/31/2016	6.500%	1,298,000	1,298,000

Semiconductors - 0.08%
Rambus, Inc.	06/15/2014	5.000%	300,000	302,625

Telecommunications - 0.32%
Globalstar, Inc., PIK	04/01/2028	8.000%	263,820	865,329
Nortel Networks Corp.(j)	04/15/2014	2.125%	316,000	317,975

				1,183,304

	Maturity Date	Rate	Principal Amount	Value

CONVERTIBLE CORPORATE BONDS - 2.56% (Continued)
Transportation - 0.60%
YRC Worldwide, Inc., PIK	03/31/2015	10.000%	$2,151,257	$2,210,416

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,546,882)				9,437,262

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (b)- 0.04%
Call Options Purchased - 0.02%
AT&T, Inc.:
	03/2014	$34.00	856	$5,564
	04/2014	34.00	428	5,564
Liberty Media Corp., Class A	04/2014	130.00	40	35,400
Time Warner Cable, Inc.:
	03/2014	145.00	103	10,300
	04/2014	150.00	103	10,815
Walter Energy, Inc.	03/2014	12.50	364	1,274

TOTAL CALL OPTIONS PURCHASED (Cost $98,529)				68,917

Put Options Purchased - 0.02%
Aeropostale, Inc.	03/2014	6.00	753	13,177
Ingersoll-Rand Plc	03/2014	52.50	272	2,040
Jos. A. Bank Clothiers, Inc.	03/2014	55.00	17	850
Juniper Networks, Inc.	04/2014	24.00	933	26,591
Men’s Wearhouse, Inc.:
	03/2014	49.00	37	4,255
	03/2014	50.00	29	4,133
Noble Corp. Plc:
	03/2014	30.00	773	9,662
	03/2014	28.00	429	3,647
Oil States International, Inc.	03/2014	85.00	250	6,250

TOTAL PUT OPTIONS PURCHASED (Cost $122,026)				70,605

TOTAL PURCHASED OPTIONS (Cost $220,555)				139,522

		Yield	Shares	Value

SHORT-TERM INVESTMENTS - 10.67%
Time Deposits
Euro Time Deposit		0.010%	39,356,874	$39,356,874

TOTAL SHORT-TERM INVESTMENTS (Cost $39,356,874)				39,356,874

Total Investments - 103.55% (Cost $374,589,173)	$382,127,066

Liabilities in Excess of Other Assets - (3.55%)	(13,110,216)

NET ASSETS - 100.00%	$369,016,850

(a)	Less than 0.005% of Net Assets.
(b)	Non-income-producing security.
(c)	Security considered illiquid. On February 28, 2014, the total market value of these securities was $32,547, representing 0.01% of net assets.
(d)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2014, the total market value of these securities was $192,801 representing 0.05% of net assets.
(e)

Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $68,504,730, representing 18.56% of net assets.

(f)	Underlying security for a written/purchased call/put option.
(g)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at February 28, 2014.
(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2014, these securities had a total value of $23,003,127 or 6.23% of net assets.

(i)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(j)	Security in default on interest payments.
(k)	Represents a step-up bond. Rate disclosed is as of February 28, 2014.

Securities determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets

12/31/2010-12/24/2013	Allied Defense Group, Inc.	$256	$260	0.00%
09/10/2013	BMC Software, Inc., CVR	0	4,240	0.00
12/12/2011	Cubist Pharmaceuticals, Inc.	0	12,447	0.00
09/12/2013	Truis Therapeutics, CVR	0	15,600	0.01

			$32,547	0.01%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS - (24.18%)
Aerospace & Defense - (0.27%)
United Technologies Corp.	(8,379)	$(980,511)

Airlines - (0.90%)
Delta Air Lines, Inc.	(49,563)	(1,645,987)
United Continental Holdings, Inc.	(37,061)	(1,666,263)

		(3,312,250)

Auto Manufacturers - (0.23%)
Ford Motor Co.	(56,140)	(863,995)

Auto Parts & Equipment - (0.28%)
Meritor, Inc.	(84,451)	(1,048,037)

Banks - (5.12%)
M&T Bank Corp.	(31,021)	(3,616,738)
PacWest Bancorp	(219,197)	(9,513,150)
Umpqua Holdings Corp.	(323,418)	(5,747,138)

		(18,877,026)

Building Materials - (0.40%)
Ainsworth Lumber Co. Ltd.	(63,959)	(242,597)
Lennox International, Inc.	(13,342)	(1,225,863)

		(1,468,460)

Coal - (0.25%)
Alpha Natural Resources, Inc.	(4,303)	(23,107)
CONSOL Energy, Inc.	(11,400)	(457,140)
Walter Energy, Inc.	(40,900)	(441,311)

		(921,558)

Distributors & Wholesalers - (0.30%)
Watsco, Inc.	(11,127)	(1,094,674)

Electric - (0.54%)
NRG Energy, Inc.	(68,300)	(1,985,481)

Engineering & Construction - (0.18%)
Foster Wheeler AG	(20,800)	(668,096)

Food - (1.95%)
Loblaw Cos. Ltd.	(174,411)	(7,196,639)

Insurance - (0.57%)
Assured Guaranty Ltd.	(57,600)	(1,414,080)
Genworth Financial, Inc., Class A	(44,500)	(691,530)

		(2,105,610)

Machinery - Diversified - (0.61%)
Manitowoc Co., Inc.	(72,100)	(2,230,774)

Media - (2.88%)
Comcast Corp., Class A	(184,605)	(9,542,233)
Liberty Global, Inc. Plc, Class A	(1,915)	(165,743)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS (Continued)(24.18%)
Media (Continued)(2.88%)
Liberty Global, Inc. Plc, Series C	(1,405)	$(118,947)
Liberty Media Corp., Class A	(5,887)	(807,461)

		(10,634,384)

Mining - (0.23%)
Goldcorp, Inc.	(23,973)	(644,519)
HudBay Minerals, Inc.	(7,112)	(58,705)
Nevada Copper Corp.	(6,725)	(8,867)
Stillwater Mining Co.	(10,600)	(143,524)

		(855,615)

Oil & Gas - (0.35%)
Atwood Oceanics, Inc.	(4,448)	(210,791)
Diamond Offshore Drilling, Inc.	(3,894)	(184,186)
Ensco Plc, Class A	(4,494)	(236,654)
Hercules Offshore, Inc.	(54,555)	(259,682)
Rowan Companies Plc, Class A	(6,609)	(220,476)
Seadrill Ltd.	(5,289)	(195,482)

		(1,307,271)

Oil & Gas Services - (0.40%)
AMEC Plc	(71,129)	(1,337,584)
Cameron International Corp.	(2,400)	(153,744)

		(1,491,328)

Pharmaceuticals - (3.97%)
Actavis Plc	(28,885)	(6,378,385)
AmerisourceBergen Corp.	(47,914)	(3,250,965)
Endo Health Solutions, Inc.	(61,751)	(4,928,965)
Knight Therapeutics, Inc.	(37,812)	(85,370)

		(14,643,685)

Pipelines - (0.14%)
APA Group	(87,879)	(523,836)

Real Estate - (0.58%)
Deutsche Wohnen AG	(100,692)	(2,133,423)

Real Estate Investment Trusts - (1.80%)
Essex Property Trust, Inc.	(39,725)	(6,644,006)

Retail - (0.07%)
Jos. A. Bank Clothiers, Inc.	(1,900)	(117,952)
Office Depot, Inc.	(28,500)	(140,505)

		(258,457)

Semiconductors - (0.99%)
Applied Materials, Inc.	(192,598)	(3,651,658)

Telecommunications - (1.17%)
AT&T, Inc.	(125,227)	(3,998,498)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS (Continued)(24.18%)
Telecommunications (Continued)(1.17%)
Globalstar, Inc.	(139,151)	$(315,873)

		(4,314,371)

TOTAL COMMON STOCKS (Proceeds $85,112,020)		(89,211,145)

EXCHANGE-TRADED FUNDS - (2.82%)
Equity Fund - (2.82%)
Industrial Select Sector SPDR® Fund	(20,320)	(1,057,859)
iShares® S&P® /TSX Capped Energy Index Fund	(1,592)	(25,678)
Market Vectors Coal ETF	(39,372)	(716,177)
Market Vectors Oil Service ETF	(80,352)	(3,922,785)
Market Vectors Semiconductor ETF	(6,490)	(283,288)
SPDR® Barclays High Yield Bond ETF Trust	(38,240)	(1,588,107)
SPDR® S&P 500® ETF Trust	(12,120)	(2,257,956)
SPDR® S&P 500® Insurance ETF Trust	(6,534)	(398,116)
SPDR® S&P® Metals & Mining ETF	(4,078)	(169,278)

		(10,419,244)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $9,999,392)		(10,419,244)

LIMITED PARTNERSHIPS - (0.15%)
Private Equity - (0.15%)
KKR & Co. LP	(23,364)	(564,007)

TOTAL LIMITED PARTNERSHIPS (Proceeds $558,969)		(564,007)

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - (0.18%)
Pipelines - (0.09%)
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	$(330,000)	$(330,123)

Telecommunications - (0.09%)
SoftBank Corp.	04/15/2020	4.500%	(331,000)	(333,069)

TOTAL CORPORATE BONDS (Cost $673,428)				(663,192)

TOTAL SECURITIES SOLD SHORT (Proceeds $96,343,809)				(100,857,588)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
Accelrys, Inc.:
	03/2014	$12.50	(5)	$(13)
	04/2014	12.50	(275)	(687)
	07/2014	12.50	(1,228)	(3,070)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options (Continued)
Actavis Plc:
	03/2014	$190.00	(15)	$(46,275)
	03/2014	195.00	(33)	(85,470)
	03/2014	215.00	(17)	(15,640)
Applied Materials, Inc.:
	03/2014	18.00	(426)	(47,499)
	03/2014	19.00	(403)	(17,732)
ArthroCare Corp.	03/2014	50.00	(73)	(1,095)
Assured Guaranty Ltd.:
	03/2014	23.00	(72)	(13,140)
	03/2014	24.00	(125)	(13,438)
	03/2014	25.00	(142)	(7,739)
	03/2014	26.00	(62)	(1,519)
ATMI, Inc.	03/2014	35.00	(15)	(337)
Beam, Inc.	03/2014	85.00	(879)	(2,198)
Cameron International Corp.:
	03/2014	62.50	(11)	(3,272)
	03/2014	65.00	(48)	(7,680)
Comcast Corp., Class A:
	03/2014	51.50	(54)	(3,321)
	03/2014	52.00	(30)	(1,095)
CONSOL Energy, Inc.:
	03/2014	39.00	(1)	(171)
	03/2014	40.00	(3)	(331)
	03/2014	41.00	(10)	(665)
	03/2014	42.00	(10)	(370)
	03/2014	43.00	(4)	(80)
Foster Wheeler AG	03/2014	31.00	(150)	(18,675)
General Motors Co.:
	03/2014	37.00	(98)	(2,695)
	03/2014	37.50	(98)	(1,372)
Given Imaging Ltd.	05/2014	30.00	(57)	0
KKR & Co. LP:
	03/2014	22.00	(7)	(1,453)
	03/2014	23.00	(117)	(14,040)
Liberty Media Corp., Class A	03/2014	140.00	(40)	(5,200)
Manitowoc Co., Inc.:
	03/2014	30.00	(169)	(25,772)
	03/2014	31.00	(114)	(11,115)
Men’s Wearhouse, Inc.	03/2014	50.00	(66)	(33,330)
NRG Energy, Inc.:
	03/2014	28.00	(47)	(6,580)
	03/2014	29.00	(80)	(5,600)
	03/2014	30.00	(80)	(2,400)
Sirius XM Holdings, Inc.	06/2014	4.50	(3)	(7)
Talisman Energy, Inc.	03/2014	11.00	(21)	(210)
Zale Corp.:
	03/2014	20.00	(8)	(1,340)
	05/2014	20.00	(95)	(17,338)

TOTAL WRITTEN CALL OPTIONS (Premiums received $351,387)				(419,964)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Put Options
Accelrys, Inc.	03/2014	$12.50	(3)	$(8)
Applied Materials, Inc.	03/2014	18.00	(41)	(574)
Beam, Inc.	03/2014	80.00	(45)	(337)
Jos. A. Bank Clothiers, Inc.	03/2014	55.00	(17)	(850)
Liberty Media Corp., Class A	03/2014	130.00	(40)	(2,600)
Manitowoc Co., Inc.	03/2014	29.00	(283)	(9,905)
Time Warner Cable, Inc.:
	03/2014	135.00	(103)	(7,210)
	04/2014	140.00	(103)	(38,625)
Zale Corp.:
	03/2014	20.00	(7)	(18)
	05/2014	20.00	(95)	(950)

TOTAL WRITTEN PUT OPTIONS (Premiums received $ 78,739)				(61,077)

TOTAL WRITTEN OPTIONS (Premiums received $ 430,126)				$(481,041)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation

Goldman, Sachs & Co.	Yancoal Australia Rights Ltd.	1 Month-BBSW-REUTERS plus 0.50 bps	05/07/2014 - 06/17/2014	$135,948	$1,373
Goldman, Sachs & Co.	Yanzhou Coal Mining	1 Month-HIBOR-REUTERS minus 2.5 bps - 2.75 bps	05/30/2014 - 06/13/2014	(3,811)	176
UBS	Yancoal Australia Rights Ltd.	1 Month-BBSW-REUTERS plus 0.55 bps	Monthly Reset	147,095	1,486

				$279,232	$3,035

Swap Counterparty	Reference Obligation	Rate Paid/ Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

Goldman, Sachs & Co.	Yancoal Australia Ltd.	1 Month-BBSW-REUTERS plus 0.50 bps	09/15/2014	$16,420	$(235)
UBS	Yancoal Australia Ltd.	1 Month-BBSW-REUTERS plus 0.55 bps	Monthly Reset	21,513	(307)

				$37,933	$(542)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation

AUD	390,000	Purchase	03/17/2014	347,608	$2,489
AUD	2,662,100	Sale	03/17/2014	2,372,734	3,107
CAD	2,700,000	Purchase	03/17/2014	2,437,353	337
CAD	17,486,500	Sale	03/17/2014	15,785,473	346,964
CHF	404,000	Purchase	03/17/2014	459,408	4,970
EUR	211,000	Purchase	03/17/2014	291,241	1,920
GBP	1,325,000	Purchase	03/17/2014	2,218,488	20,781
GBP	741,000	Sale	03/17/2014	1,240,679	96
NOK	4,371,000	Purchase	03/17/2014	727,785	19,157

					$399,821

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation

AUD	1,517,000	Purchase	03/17/2014	1,352,105	$(15,430)
AUD	1,749,900	Sale	03/17/2014	1,559,689	(9,039)
CAD	2,956,000	Purchase	03/17/2014	2,668,450	(14,184)
CAD	1,288,000	Sale	03/17/2014	1,162,708	(8,412)
CHF	404,000.00	Sale	03/17/2014	459,408.14	(4,709)
EUR	3,217,000	Sale	03/17/2014	4,440,391	(45,581)
GBP	3,028,000	Sale	03/17/2014	5,069,873	(97,727)
NOK	44,501,000	Sale	03/17/2014	7,409,556	(189,590)
SEK	6,010,200	Sale	03/17/2014	937,112	(13,864)

					$(398,536)

Country	% of Net Assets

Canada	9.26%
Norway	1.82%
Bermuda	1.68%
Luxembourg	1.47%
Netherlands	1.09%
Japan	1.02%
Germany	0.90%
Australia	0.76%
Sweden	0.35%
Ireland	0.09%
United States	85.11%
Liabilities in Excess of Other Assets	(3.55)%

100.00%

Abbreviations:

AB - Arktiebolag is the Swedish term for a limited company

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company

AUD - Australian Dollar

BBSW - Australian Bank Bill Swap Reference Rate

bps - Basis Points

CAD - Canadian Dollar

CHF - Swiss Franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British Pound

HIBOR - Hong Kong Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian Kronor

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PIK - Payment-in-kind

Plc - Public Limited Liability

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages          mentioned as anonymous company

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable          in all Member States

SEK - Swedish Kronor

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Portfolio of Investments.

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Aerospace & Defense	$–	$–	$260	$260
Airlines	4,703,590	–	–	4,703,590
Apparel	1,190,539	–	–	1,190,539
Auto Manufacturers	4,628,612	–	–	4,628,612
Banks	17,432,741	–	–	17,432,741
Beverages	19,335,155	–	–	19,335,155
Building Materials	137,787	–	–	137,787
Chemicals	5,429,835	–	–	5,429,835
Coal	3,111,139	–	–	3,111,139
Computers	1,577,735	–	–	1,577,735
Diversified Financial Services	2,419,461	–	–	2,419,461
Electric	16,316,398	–	–	16,316,398
Engineering & Construction	3,688,982	–	–	3,688,982
Gas	516,936	–	–	516,936
Healthcare - Products	936,911	–	–	936,911
Insurance	9,202,386	–	–	9,202,386
Internet	1,846,724	–	–	1,846,724
Iron & Steel	1,081,875	–	–	1,081,875
Machinery - Diversified	2,731,792	–	–	2,731,792
Media	26,718,689	–	–	26,718,689
Mining	2,487,706	84,415	–	2,572,121
Miscellaneous Manufacturing	4,548,633	–	–	4,548,633
Oil & Gas	5,896,463	–	–	5,896,463
Oil & Gas Services	4,735,968	–	–	4,735,968
Pharmaceuticals	18,033,299	11,776,828	–	29,810,127
Real Estate	2,071,574	–	–	2,071,574
Real Estate Investment Trusts	8,273,227	–	–	8,273,227
Retail	19,332,531	–	–	19,332,531
Savings & Loans	3,507,058	–	–	3,507,058
Semiconductors	15,849,850	–	–	15,849,850
Software	7,047,548	–	–	7,047,548
Telecommunications	10,620,737	–	–	10,620,737
Transportation	2,496,677	–	–	2,496,677
Limited Partnerships	861,681	–	–	861,681
Preferred Stocks	1,412,727	–	–	1,412,727
Rights	88,751	–	32,287	121,038
Bank Loans	17,681,652	–	–	17,681,652
Corporate Bonds	–	73,206,787	139,462	73,346,249
Convertible Corporate Bonds	–	9,416,470	20,792	9,437,262
Purchased Options	139,522	–	–	139,522
Short-Term Investments	39,356,874	–	–	39,356,874

TOTAL	$287,449,765	$94,484,500	$192,801	$382,127,066

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$399,821	$–	$399,821
Equity Swaps	3,035	–	–	3,035
Liabilities
Common Stocks**	(89,125,775)	–	(85,370)	(89,211,145)
Exchange-Traded Funds	(10,419,244)	–	–	(10,419,244)
Limited Partnerships	(564,007)	–	–	(564,007)
Corporate Bonds	–	(663,192)	–	(663,192)
Written Options	(481,041)	–	–	(481,041)
Forward Foreign Currency Exchange Contracts	–	(398,536)	–	(398,536)

Investments in Securities at Value (Continued)

	Level 1	Level 2	Level 3	Total

Equity Swaps	$(542)	$–	$–	$(542)

TOTAL	$(100,587,574)	$(661,907)	$(85,370)	$(101,334,851)

*	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2014:

Investments in Securities	Balance as of May 31, 2013	Return of Capital	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of February 28, 2014	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at February 28, 2014

Common Stocks	$10,000	$-	$9,272	$6,539	$-	$(25,551)	$-	$-	$260	$6,539
Corporate Bonds	-	(760,991)	-	(11,761)	802,614	-	109,600	-	139,462	(153,213)
Convertible Corporate Bonds	-	-	-	5,245	-	-	15,547	-	20,792	5,095
Rights	0	-	-	32,287	-	-	-	-	32,287	32,287

Total	$10,000	$(760,991)	$9,272	$32,310	$802,614	$(25,551)	$125,147	$-	$192,801	$(109,292)

Other Financial Instruments	Balance as of May 31, 2013	Return of Capital	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of February 28, 2014	Net change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments held at February 28, 2014

Common Stocks	$-	$-	$-	$(5,710)	$(79,660)	$-	$-	$-	$(85,370)	$(5,710)

Total	$-	$-	$-	$(5,710)	$(79,660)	$-	$-	$-	$(85,370)	$(5,710)

THE ARBITRAGE CREDIT OPPORTUNITIES FUND

Portfolio of Investments

February 28, 2014 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.41%
Banks - 0.16%
GMAC Capital Trust I, Series 2, 8.125%(a)(b)	1,500	$40,725

Real Estate Investment Trusts - 0.25%
American Realty Capital Properties, Inc., Series F, 6.700%	2,737	61,664

TOTAL PREFERRED STOCKS (Cost $96,814)		102,389

	Maturity Date	Rate	Principal Amount	Value

BANK LOANS - 10.92%
Chesapeake Energy Co.(b)	12/02/2017	5.750%	$690,000	$706,636
FairPoint Communications, Inc.(b)	02/14/2019	7.500%	299,246	308,348
Station Casinos(b)	03/01/2020	5.000%	398,995	400,365
Vantage Drilling Co.(b)	03/28/2019	5.750%	573,807	582,414
Zayo Bandwidth LLC(b)	06/14/2019	4.000%	709,090	711,830

TOTAL BANK LOANS (Cost $2,714,894)				2,709,593

CORPORATE BONDS - 57.23%
Aerospace & Defense - 2.16%
TransDigm, Inc.	12/15/2018	7.750%	500,000	535,625

Banks - 0.94%
Wells Fargo Capital X	12/15/2036	5.950%	233,000	234,236

Building Materials - 2.29%
Texas Industries, Inc.	08/15/2020	9.250%	491,000	569,560

Chemicals - 0.24%
NOVA Chemicals Corp.	11/01/2019	8.625%	55,000	59,881

Commercial Services - 0.41%
United Rentals North
America, Inc.	09/15/2020	8.375%	90,000	100,800

Computers - 0.65%
SunGard Data Systems, Inc.(a)	11/15/2020	7.625%	147,000	162,068

Diversified Financial Services - 1.26%
ROC Finance LLC(c)	09/01/2018	12.125%	300,000	313,500

Electrical Components & Equipment - 0.55%
Coleman Cable, Inc.	02/15/2018	9.000%	130,000	136,175

Energy - Alternate Sources - 0.97%
First Wind Capital LLC(c)	06/01/2018	10.250%	220,000	240,350

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 57.23% (Continued)
Financial Services - 1.30%
Marina District Finance Co., Inc.	08/15/2018	9.875%	$300,000	$322,875

Food - 2.29%
ARAMARK Corp.(c)	03/15/2020	5.750%	100,000	105,500
US Foods, Inc.	06/30/2019	8.500%	427,000	462,761

				568,261

Healthcare - Products - 3.63%
Accellent, Inc.
	02/01/2017	8.375%	238,000	248,710
	11/01/2017	10.000%	483,000	521,036
Alere, Inc.	10/01/2018	8.625%	123,000	132,225

				901,971

Household Products & Wares - 1.01%
American Achievement Corp.(c)	04/15/2016	10.875%	238,000	251,090

Insurance - 1.85%
Ambac Assurance Corp.(c)	06/07/2020	5.100%	271,000	263,548
Syncora Holdings Ltd., Perpetual Maturity(b)(d)
	07/15/2014	5.000%	75,000	53,625
	09/29/2049	6.880%	208,000	142,480

				459,653

Lodging - 0.34%
Felcor Lodging LP	10/01/2014	10.000%	81,000	84,949

Media - 10.36%
Allbritton Communications Co.	05/15/2018	8.000%	860,000	904,118
CCO Holdings LLC/CCO
Holdings Capital Corp.	01/15/2019	7.000%	424,000	448,910
Entercom Radio LLC(a)	12/01/2019	10.500%	180,000	207,450
Univision Communications, Inc.(c)	05/15/2021	8.500%	273,000	303,371
Videotron Ltd.	04/15/2018	9.125%	490,000	509,600
YPG Financing, Inc.(c)	11/30/2018	9.250%	212,278	199,376

				2,572,825

Mining - 1.85%
FMG Resources August 2006 Pty Ltd.(c)	11/01/2015	7.000%	442,000	457,956

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 57.23% (Continued)
Oil & Gas - 9.50%
Aurora USA Oil & Gas, Inc.(c)	02/15/2017	9.875%	$339,000	$376,290
Chaparral Energy, Inc.	09/01/2021	8.250%	107,000	117,165
Denbury Resources, Inc.	02/15/2020	8.250%	125,000	136,719
Endeavour International Corp.(a)
	03/01/2018	12.000%	180,000	175,500
	06/01/2018	12.000%	259,000	220,150
Midstates Petroleum Co.,Inc./Midstates Petroleum Co. LLC	06/01/2021	9.250%	275,000	290,812
Newfield Exploration Co.	05/15/2018	7.125%	555,000	575,813
Noble Holding International Ltd.	03/01/2016	3.050%	220,000	227,705
Sherritt International Corp.	10/15/2015	7.750%	196,000	185,061
Southern Pacific Resource Corp.(c)	01/25/2018	8.750%	87,000	53,427

				2,358,642

Oil & Gas Services - 2.81%
Oil States International, Inc.
	06/01/2019	6.500%	125,000	132,187
	01/15/2023	5.125%	502,000	564,123

				696,310

Packaging & Containers - 3.89%
ARD Finance SA, PIK(c)	06/01/2018	11.125%	302,802	331,947
Packaging Dynamics Corp.(c)	02/01/2016	8.750%	617,000	633,196

				965,143

Pharmaceuticals - 0.03%
Savient Pharmaceuticals, Inc.(c)(e)(f)(g)	05/09/2019	3.000%	267,000	6,891

Pipelines - 1.59%
Copano Energy LLC/Copano Energy Finance Corp.	04/01/2021	7.125%	68,000	77,513
ONEOK, Inc.	06/15/2015	5.200%	300,000	317,929

				395,442

Real Estate Investment Trusts - 0.74%
Realogy Group LLC(a)(c)	02/15/2019	7.875%	170,000	184,450

Retail - 0.45%
Brown Shoe Co., Inc.	05/15/2019	7.125%	105,000	111,300

Semiconductors - 1.17%
Freescale Semiconductor, Inc.	08/01/2020	10.750%	250,000	290,625

Telecommunications - 4.06%
Cincinnati Bell, Inc.	03/15/2018	8.750%	461,000	482,321
Cricket Communications, Inc.	10/15/2020	7.750%	218,000	247,158
Nortel Networks Ltd.(g)	07/15/2016	10.750%	38,000	45,220
Sprint Communications, Inc.	04/15/2022	9.250%	28,000	33,880
Windstream Corp.	09/01/2018	8.125%	186,000	198,555

				1,007,134

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 57.23% (Continued)
Trucking & Leasing - 0.89%
Maxim Crane Works LP/Maxim Finance Corp.(c)	04/15/2015	12.250%	$218,000	$220,289

TOTAL CORPORATE BONDS (Cost $14,243,008)				14,208,001

CONVERTIBLE CORPORATE BONDS - 7.37%
Auto Parts & Equipment - 1.12%
Meritor, Inc.	03/01/2026	7.875%	180,000	277,087

Iron & Steel - 0.21%
United States Steel Corp.	05/15/2014	4.000%	52,000	52,228

Lodging - 1.87%
Morgans Hotel Group Co.	10/15/2014	2.375%	470,000	463,537

Mining - 0.56%
Brigus Gold Corp.	03/31/2016	6.500%	140,000	140,000

Pharmaceuticals - 0.54%
Omnicare, Inc.	12/15/2035	3.250%	125,000	132,813

Real Estate Investment Trusts - 0.41%
Annaly Capital Management, Inc.	05/15/2015	5.000%	100,000	102,000

Telecommunications - 0.59%
Globalstar, Inc., PIK	04/01/2028	8.000%	31,589	103,612
Nortel Networks Corp.(g)	04/15/2014	2.125%	43,000	43,269

				146,881

Transportation - 2.07%
YRC Worldwide, Inc., PIK	03/31/2015	10.000%	500,615	514,382

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,713,162)				1,828,928

	Yield	Shares	Value

SHORT-TERM INVESTMENTS - 22.14%
Time Deposits
Euro Time Deposit	0.010%	5,496,077	$5,496,077

TOTAL SHORT-TERM INVESTMENTS (Cost $ 5,496,077)			5,496,077

Total Investments - 98.07% (Cost $ 24,263,955)			$24,344,988

Other Assets in Excess of Liabilities - 1.93%			478,866

NET ASSETS - 100.00%			$24,823,854

(a)	Security, or a portion of security, is being held as collateral for short sales. At period end, the aggregate market value of those securities was $544,881, representing 2.19% of net assets.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at February 28, 2014.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2014, these securities had a total value of $3,941,181 or 15.88% of net assets.

(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Represents a step-up bond. Rate disclosed is as of February 28, 2014.
(f)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2014, the total market value of these securities was $6,891 representing 0.03% of net assets.
(g)	Security in default on interest payments.

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value

COMMON STOCKS - (0.72%)
Auto Parts & Equipment - (0.57%)
Meritor, Inc.			(11,256)	$(139,687)

Telecommunications - (0.15%)
Globalstar, Inc.			(16,661)	(37,820)

TOTAL COMMON STOCKS (Proceeds $158,533)				(177,507)

EXCHANGE-TRADED FUNDS - (1.20%)
Equity Fund - (1.20%)
SPDR® Barclays High Yield Bond ETF Trust			(7,200)	(299,016)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $282,679)				(299,016)

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - (0.77%)
Oil & Gas - (0.43%)
Chesapeake Energy Corp.	06/15/2021	5.375%	$(100,000)	$(107,000)

Pipelines - (0.17%)
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	(42,000)	(42,016)

Telecommunications - (0.17%)
SoftBank Corp.	04/15/2020	4.500%	(41,000)	(41,256)

TOTAL CORPORATE BONDS (Proceeds $ 183,793)				(190,272)

TOTAL SECURITIES SOLD SHORT (Proceeds $ 625,005)				$(666,795)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation

CAD	499,000	Sale	03/17/2014	450,459	$11,873

					$11,873

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation

CAD	5,000	Purchase	03/17/2014	4,514	$(174)

					$(174)

Country	% of Net Assets

Canada	4.98%
Australia	1.84%
Ireland	1.34%
Cayman Islands	0.92%
United States	88.99%
Other Assets in Excess of Liabilities	1.93%

100.00%

Abbreviations:

CAD - Canadian Dollar

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

PIK - Payment-in-kind

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company

See Notes to Quarterly Portfolio of Investments.

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Preferred Stocks	$102,389	$–	$–	$102,389
Bank Loans	2,709,593	–	–	2,709,593
Corporate Bonds	–	14,201,110	6,891	14,208,001
Convertible Corporate Bonds	–	1,828,928	–	1,828,928
Short-Term Investments	5,496,077	–	–	5,496,077

TOTAL	$8,308,059	$16,030,038	$6,891	$24,344,988

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$11,873	$–	$11,873
Liabilities
Common Stocks**	(177,507)	–	–	(177,507)
Exchange-Traded Funds	(299,016)	–	–	(299,016)
Corporate Bonds	–	(190,272)	–	(190,272)
Forward Foreign Currency Exchange Contracts	–	(174)	–	(174)

TOTAL	$(476,523)	$(178,573)	$–	$(655,096)

* Other financial instruments are instruments such as securities sold shorts and forward foreign currency exchange contracts.

** Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2014:

Investments in Securities	Balance as of May 31, 2013	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of February 28, 2014	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at February 28, 2014

Corporate Bonds	$-	$(175,613)	$-	$(2,393)	$184,897	$-	$-	$-	$6,891	$(2,393)

Total	$-	$(175,613)	$-	$(2,393)	$184,897	$-	$-	$-	$6,891	$(2,393)

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 28, 2014 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The three series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”) and The Arbitrage Credit Opportunities Fund (the “Credit Opportunities Fund”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer four classes of shares. Class R shares, Class I shares, Class C shares and Class A shares of the Arbitrage Fund commenced operations on September 18, 2000, October 17, 2003 June 1, 2012, and June 1, 2013 respectively. Class R shares, Class I shares, Class C shares and Class A shares of the Event-Driven Fund commenced operations on October 1, 2010, October 1, 2010, June 1, 2012 and June 1, 2013, respectively. Class R shares, Class I and Class C shares of the Credit Opportunities Fund commenced operations on October 1, 2012 and Class A shares commenced operations on June 1, 2013.

The investment objective of the Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund seeks to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund seeks to provide current income and capital growth, by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 0.50% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 12 months of purchase. Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. When there is no bid price

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 28, 2014 (Unaudited)

available, put and call options will be valued using the average of the last ask price and zero. If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

• Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
• Level 2	—	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3	—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended February 28, 2014, there have been no significant changes to the Funds’ fair value methodologies. During the period ended February 28, 2014, the Arbitrage Fund and Event-Driven Fund transferred Common Stock with a market value of $ 10,981,212 and $84,415 respectively from a level 1 to a level 2 security due to the unavailability of a quoted price in an active market. Transfers for level 3 securities, if any, are shown as part of the leveling table in the Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 28, 2014 (Unaudited)

Foreign Currency Translation — Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short.

Securities Lending — In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. There were no securities on loan in the Funds during the period ended February 28, 2014.

Loan Participations and Assignments — The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 28, 2014 (Unaudited)

and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 28, 2014 (Unaudited)

A summary of put and call option contracts written in the Arbitrage Fund during the period ended February 28, 2014, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	2,493	$140,837	94,373	$2,466,604
Options written	104,203	3,852,191	221,285	12,950,794
Options closed	(16,604)	(779,029)	(18,489)	(1,195,843)
Options exercised	(37,206)	(1,340,697)	(106,669)	(6,789,126)
Options expired	(47,803)	(1,253,982)	(133,434)	(3,506,531)

Options outstanding at end of period	5,083	$619,320	57,066	$3,925,898

A summary of put and call option contracts written in the Event-Driven Fund during the period ended February 28, 2014, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	291	$25,068	1,304	$46,909
Options written	10,012	455,195	24,813	1,346,240
Options closed	(1,174)	(65,410)	(2,910)	(120,080)
Options exercised	(2,123)	(89,620)	(10,139)	(618,684)
Options expired	(6,269)	(246,494)	(7,877)	(302,998)

Options outstanding at end of period	737	$78,739	5,191	$351,387

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants and Rights: The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Equity Swap Contracts: The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security.

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 28, 2014 (Unaudited)

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Portfolio of Investments. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

Whether a Fund’s use of swap agreements will be successful in furthering the investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Pursuant to the Funds’ derivative ISDA Master Agreements, the Funds are required to maintain sufficient collateral or maintain a predetermined level of net assets. Any election to terminate early could be material to the financial statements. The values of all derivative instruments with the credit-risk-related contingent features that are net liability positions at February 28, 2014, exclude the effects of cash collateral received or posted pursuant to these derivative contracts and, therefore, are not representative of the Funds’ net exposure.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of February 28, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
The Arbitrage Fund	$2,549,384,591	$94,258,803	$(25,503,913)	$68,754,890
The Event-Driven Fund	$375,709,071	$9,292,172	$(2,874,177)	$6,417,995
The Credit Opportunities Fund	$24,263,960	$209,524	$(128,496)	$81,028

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	April 29, 2014

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	April 29, 2014